WARRANTS - Issued with Series A Preferred Stock (Details) - 2017 Warrants - Warrants Issued with Series A Preferred Stock $ / shares in Units, $ in Millions	Jan. 26, 2017 USD ($) $ / shares shares	Dec. 31, 2019 Y Rate
Warrants
Warrants to purchase common stock (in shares) | shares	309,389
Warrants to purchase common stock (in dollars) | $	$ 0.2
Exercise price (in dollars per share) | $ / shares	$ 2.49
Contractual term (in years)
Warrants
Measurement input | Y		10.0
Volatility
Warrants
Measurement input		0.7448
Risk-free interest rate
Warrants
Measurement input		0.0320
Dividend yield
Warrants
Measurement input		0.0000